TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables, net	$ 11,225	$ 9,838
Accrued revenue	167	575
Deferred compensation cost	156	239
Other receivables	506	353
Deposits	190	263
Prepayments	1,005	954
Trade and other current receivables	13,249	12,222
Trade receivables, gross	12,783	10,715
Credit loss allowance	(1,558)	(877)
Trade receivables, net	$ 11,225	$ 9,838